Fair Value Measurements and Financial Instruments	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements and Financial Instruments	Fair Value Measurements and Financial Instruments
The following tables provide the fair value measurement hierarchy of the Company’s assets and liabilities:

As of June 30, 2024	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)

$8.63 Warrants liability	$455	$—	$—
PIPE Warrant liability	—	—	56
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	1,084
Total Warrant Liabilities	$455	$—	$1,140
Sponsor Earnout Liability	$—	$—	$213
Secured Convertible Notes	$—	$—	$36,430

As of December 31, 2023	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$681	$—	$—
PIPE Warrant liability	—	—	97
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	2,017
Total Warrant Liabilities	$681	$—	$2,114
Sponsor Earnout Liability	$—	$—	$419
The following methods and assumptions were used to estimate the fair values:
•The carrying values of cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued expenses and other liabilities are considered to approximate their fair values due to the short term nature of these items.
•The fair values of the PIPE Warrant have been estimated using the Black-Scholes model. Inputs used for the fair value measurement include:
◦Time to expiry – 2.6 years
◦Volatility – 80.5%
◦Risk free rate of return: 4.6%
•The fair value of the Sponsor Earnout has been estimated using the Monte Carlo model. Inputs used for the fair value measurement include:
◦Time to expiry – 2.6 years
◦ Volatility – 80.5%
◦Risk free rate of return: 4.6%
•The fair values of the Liberty Warrants and Liberty Advisory Fee Warrant have been estimated using the Black-Scholes model. Inputs used for the fair value measurement include:
◦ Time to expiry – 2.6 years
◦Volatility – 80.2%
◦Risk free rate of return: 4.6%

•The fair values of the Secured Convertible Notes is determined by using the “with” method. At each measurement date we valued the Secured Convertible Notes with the conversion option. The difference between the aggregate fair value of the Secured Convertible Notes and the unpaid principal balance was $6.4 million at June 30, 2024. Inputs used for the fair value measurement include:
◦Credit spread – 25.67% to 38.17%
◦Volatility – 60%
◦Risk free rate of return: 4.5%
•The carrying value of operating lease liabilities is calculated as the present value of lease payments, discounted at its incremental borrowing rate at the lease commencement date. We consider that the incremental borrowing rate remained unchanged, therefore the carrying amount of operating lease liabilities approximates their fair value.
•Changes in the fair value of Level 3 liabilities during the six months ended June 30, 2024 and 2023 were as follows:

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	Sponsor Earnout	Secured Convertible Notes
At January 1, 2023	$6,191	$311	$1,353	$—
Remeasurement (gain)/loss (1)	(3,852)	(202)	(849)	—
At June 30, 2023	$2,339	$109	$504	$—

At January 1, 2024	$2,017	$97	$419	$—
Issues	—	—	—	30,000
Remeasurement (gain)/loss (1)	(933)	(41)	(206)	6,430
At June 30, 2024	$1,084	$56	$213	$36,430
(1)Recognized in the Condensed Consolidated Statements of Operations and Comprehensive Loss for the six months ended June 30, 2024 and 2023, respectively.

There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2024 or 2023.